Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Total	Share capital	Share premium	Treasury shares	Retained earnings	Exchange differences on translation of foreign operations	Other components of equity	Changes in fair value of financial assets measured at fair value through other comprehensive income	Net changes on revaluation of available-for- sale financial assets	Cash flow hedges	Hedging cost	Remeasurement of defined benefit pension plans	Other comprehensive income related to assets held for sale	Non-controlling interests
Cumulative effects of changes in accounting policies	¥ 25,648	¥ 25,658				¥ 15,401		¥ 10,257	¥ 84,672	¥ (73,037)	¥ (1,378)				¥ (10)
Restated opening balance	2,043,057	2,023,082	¥ 77,914	¥ 90,740	¥ (74,373)	1,572,708	¥ 272,597	360,888	84,672	0	2,013	¥ 1,606	¥ 0	¥ (4,795)	19,975
Equity, as of beginning of period at Mar. 31, 2018	2,017,409	1,997,424	77,914	90,740	(74,373)	1,557,307	272,597	350,631	0	73,037	3,391	1,606	0	(4,795)	19,985
Net profit for the year	135,080	135,192				135,192		0							(112)
Other comprehensive income (loss)	(13,485)	(13,333)					26,301	(18,128)	5,938		(33,793)	(4,909)	(11,665)	4,795	(152)
Comprehensive income (loss) for the year	121,595	121,859				135,192	26,301	(18,128)	5,938		(33,793)	(4,909)	(11,665)	4,795	(264)
Transactions with owners:
Issuance of new shares	3,131,342	3,131,342	1,565,671	1,565,671				0
Acquisition of treasury shares	(1,172)	(1,172)			(1,172)			0
Disposal of treasury shares	3	3		0	3			0
Dividends (Note 26)	(142,866)	(142,697)				(142,697)		0							(169)
Changes in ownership	(17,643)	(2,107)				(2,337)	230	230							(15,536)
Transfers from other components of equity	0	0				32,565		(32,565)	(44,230)				11,665
Share-based compensation (Note 28)	20,102	20,102		20,102				0
Exercise of share-based awards (Note 28)	(7,881)	(7,881)		(26,281)	18,400			0
Basis adjustment related to acquisitions	39,454	39,454						39,454			34,739	4,715
Total transactions with owners	3,021,339	3,037,044	1,565,671	1,559,492	17,231	(112,469)	230	7,119	(44,230)		34,739	4,715	11,665	0	(15,705)
Equity, as of end of period at Mar. 31, 2019	5,185,991	5,181,985	1,643,585	1,650,232	(57,142)	1,595,431	299,128	349,879	46,380	¥ 0	2,959	1,412	0	¥ 0	4,006
Cumulative effects of changes in accounting policies	(512)	(512)				(512)		0
Restated opening balance	5,185,479	5,181,473	1,643,585	1,650,232	(57,142)	1,594,919	299,128	349,879	46,380		2,959	1,412	0		4,006
Net profit for the year	44,290	44,241				44,241		0							49
Other comprehensive income (loss)	(243,709)	(243,810)					(207,280)	(243,810)	(3,586)		(25,689)	(857)	(6,398)		101
Comprehensive income (loss) for the year	(199,419)	(199,569)				44,241	(207,280)	(243,810)	(3,586)		(25,689)	(857)	(6,398)		150
Transactions with owners:
Issuance of new shares	49,076	49,076	24,538	24,538				0
Acquisition of treasury shares	(52,750)	(52,750)			(52,750)			0
Disposal of treasury shares	1	1		0	1			0
Dividends (Note 26)	(282,846)	(282,693)				(282,693)		0							(153)
Transfers from other components of equity	0	0				13,505		(13,505)	(19,903)				6,398
Share-based compensation (Note 28)	29,122	29,122		29,122				0
Exercise of share-based awards (Note 28)	(1,177)	(1,177)		(23,605)	22,428			0
Total transactions with owners	(258,574)	(258,421)	24,538	30,055	(30,321)	(269,188)	0	(13,505)	(19,903)		0	0	6,398		(153)
Equity, as of end of period at Mar. 31, 2020	4,727,486	4,723,483	1,668,123	1,680,287	(87,463)	1,369,972	91,848	92,564	22,891		(22,730)	555	0		4,003
Net profit for the year	376,171	376,005				376,005		0							166
Other comprehensive income (loss)	321,245	321,197					308,950	321,197	61,873		(45,345)	(9,147)	4,866		48
Comprehensive income (loss) for the year	697,416	697,202				376,005	308,950	321,197	61,873		(45,345)	(9,147)	4,866		214
Transactions with owners:
Issuance of new shares	44	44	22	22				0
Acquisition of treasury shares	(2,141)	(2,141)			(2,141)			0
Disposal of treasury shares	2	2		0	2			0
Dividends (Note 26)	(283,795)	(283,718)				(283,718)		0							(77)
Transfers from other components of equity	0	0				47,647		(47,647)	(42,781)				(4,866)
Share-based compensation (Note 28)	37,663	37,663		37,663				0
Exercise of share-based awards (Note 28)	502	502		(29,548)	30,050			0
Total transactions with owners	(247,725)	(247,648)	22	8,137	27,911	(236,071)	0	(47,647)	(42,781)		0	0	(4,866)		(77)
Equity, as of end of period at Mar. 31, 2021	¥ 5,177,177	¥ 5,173,037	¥ 1,668,145	¥ 1,688,424	¥ (59,552)	¥ 1,509,906	¥ 400,798	¥ 366,114	¥ 41,983		¥ (68,075)	¥ (8,592)	¥ 0		¥ 4,140